Share capital - Options outstanding (Details) - Stock options	6 Months Ended
	Jun. 30, 2022 $ / shares shares	Jun. 30, 2022 $ / shares shares
Disclosure of classes of share capital [line items]
Number of options outstanding	12,567,657	12,567,657
Number of options exercisable	8,560,911	8,560,911
Exercise price $ 0.30
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 0.30
Weighted average contractual life	1 month 13 days
Number of options outstanding	25,000	25,000
Number of options exercisable	25,000	25,000
Exercise price $ 0.80
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 0.80
Weighted average contractual life	5 months 12 days
Number of options outstanding	277,273	277,273
Number of options exercisable	277,273	277,273
Exercise price $ 2.00
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 2.00
Weighted average contractual life	1 year 9 months 21 days
Number of options outstanding	80,214	80,214
Number of options exercisable	80,214	80,214
Exercise price $ 1.50
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 1.50
Weighted average contractual life	6 years 11 months 4 days
Number of options outstanding	572,914	572,914
Number of options exercisable	143,230	143,230
Exercise price $ 1.91
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 1.91
Weighted average contractual life	5 years 1 month 24 days
Number of options outstanding	2,955,000	2,955,000
Number of options exercisable	2,511,946	2,511,946
Exercise price $ 1.94
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 1.94
Weighted average contractual life	5 years 4 months 24 days
Number of options outstanding	610,650	610,650
Number of options exercisable	180,239	180,239
Exercise price $ 2.13
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 2.13
Weighted average contractual life	6 years 7 months 6 days
Number of options outstanding	144,553	144,553
Number of options exercisable	52,383	52,383
Exercise price $ 2.20
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 2.20
Weighted average contractual life	6 years 9 months 3 days
Number of options outstanding	500,000	500,000
Number of options exercisable	185,185	185,185
Exercise price $2.45
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 2.45
Weighted average contractual life	4 years 1 month 6 days
Number of options outstanding	1,250,000	1,250,000
Number of options exercisable	1,250,000	1,250,000
Exercise price $ 2.53
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 2.53
Weighted average contractual life	4 years 1 month 9 days
Number of options outstanding	75,000	75,000
Number of options exercisable	75,000	75,000
Exercise price $ 2.62
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 2.62
Weighted average contractual life	1 year 2 months 23 days
Number of options outstanding	700,000	700,000
Number of options exercisable	700,000	700,000
Exercise price, $ 3.01
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 3.01
Weighted average contractual life	7 years 11 months 1 day
Number of options outstanding	1,500,000	1,500,000
Number of options exercisable	0	0
Exercise price $ 3.40
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 3.40
Weighted average contractual life	3 years 8 months 19 days
Number of options outstanding	1,035,000	1,035,000
Number of options exercisable	1,035,000	1,035,000
Exercise price $3.41
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 3.41
Weighted average contractual life	5 years 21 days
Number of options outstanding	1,030,524	1,030,524
Number of options exercisable	757,687	757,687
Exercise Price $ 3.55
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 3.55
Weighted average contractual life	6 years 18 days
Number of options outstanding	75,000	75,000
Number of options exercisable	24,336	24,336
Exercise Price $ 3.56
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 3.56
Weighted average contractual life	6 years 4 months 13 days
Number of options outstanding	296,192	296,192
Number of options exercisable	139,006	139,006
Exercise Price $3.77
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 3.77
Weighted average contractual life	5 years 4 months 13 days
Number of options outstanding	165,000	165,000
Number of options exercisable	124,274	124,274
Exercise Price $ 4.15
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 4.15
Weighted average contractual life	8 years 8 months 23 days
Number of options outstanding	780,000	780,000
Number of options exercisable	557,290	557,290
Exercise Price $ 5.00
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 5.00
Weighted average contractual life	1 year 5 months 1 day
Number of options outstanding	193,629	193,629
Number of options exercisable	193,629	193,629
Exercise Price $7.23
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 7.23
Weighted average contractual life	5 years 6 months 14 days
Number of options outstanding	101,721	101,721
Number of options exercisable	70,060	70,060
Exercise Price $ 7.75
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 7.75
Weighted average contractual life	5 years 7 months 20 days
Number of options outstanding	92,487	92,487
Number of options exercisable	71,659	71,659
Exercise Price $ 9.60
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 9.60
Weighted average contractual life	2 years 5 months 4 days
Number of options outstanding	107,500	107,500
Number of options exercisable	107,500	107,500